Restricted Cash - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash [Abstract]
Restricted cash	$ 13,001	$ 13,001
Restricted call deposit		$ 5,000